Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 276	$ 243
Long-term receivables	87	85
Customer relationship intangibles	75	108
Patents and licenses, net	37	32
Pension overfunded status	17	13
Unrealized gain on cash flow hedges	5	8
Other, net	46	37
Total other assets	$ 543	$ 526